Discontinued Operation - Schedule of (Loss) Income from Discontinued Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Other expense
(Loss) income from discontinued operations	$ (12,265)	$ 1,806	$ (15,574)	$ 2,683
Wells [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	41,800	51,200	86,100	104,500
Cost of sales	38,500	39,900	77,100	82,900
Gross profit	3,300	11,300	9,000	21,600
Operating expenses
Selling, general and administrative	(2,800)	(2,600)	(5,900)	(6,000)
Amortization of acquired intangible assets	(500)	(1,500)	(2,000)	(2,900)
Operating (loss) income		7,200	1,100	12,700
Other expense
Interest expense, net	(4,200)	(3,500)	(7,800)	(7,100)
Miscellaneous, net	(7,400)	(700)	(8,900)	(1,200)
(Loss) income from discontinued operations before income taxes	(11,600)	3,000	(15,600)	4,400
Income tax benefit (expense)	(700)	(1,200)		(1,700)
(Loss) income from discontinued operations	$ (12,300)	$ 1,800	$ (15,600)	$ 2,700